Business Acquisition - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Apr. 29, 2019	Oct. 31, 2018	Dec. 31, 2019
Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives of finite-lived intangible assets			15 years
Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives of finite-lived intangible assets			4 years
OLSA [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Net cash outflow		$ 152
Cash acquired in business acquisition		$ 17
OLSA [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives of finite-lived intangible assets		10 years
OLSA [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives of finite-lived intangible assets		8 years
VIZA GECA [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Net cash outflow	$ 99
Cash acquired in business acquisition	$ 13